EQUITY INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2016
EQUITY INVESTMENTS, NET [Abstract]
Schedule of Equity Investments
	December 31,
	2015*	2016*
	US$	US$
Equity method investments
Beijing NQ Guotai Investment Management Limited Partnership (“NQ Guotai”)	18,068	31,190
Taiyue Wutong Investment Limited Partnership (“Taiyue Wutong Fund”)	2,996	2,767
Beijing Wangqin Yuanxin Investment Limited Partnership (“Yuanxin Fund”)	7,700	28,831
Beijing QingzhouHulian Investment Limited Partnership (“Qingzhou Fund”)	770	708

Less: impairment loss on equity method investments	—	(8,171)
Equity method investments, net	29,534	55,325

Cost method investments
Hesine Technologies International Worldwide Inc. (“Hissage”)	11,192	11,192
SIINE., Ltd (“SIINE”)	600	600
Asia Smart Media Inc. (“Asia Smart”)	3,901	3,901
Shanghai Launcher Software Technology Co.,Ltd.(“Launcher”)	2,310	—
Zhijian Fengyun (Beijing) Technology Co.,Ltd. (“Zhijian”)**	1,694	1,586
Beijing Jinxin Huachuang Equity Investment Center Limited Partnership(“Jinxin Huachuang Fund”)**	4,620	4,325
Aole Yijie (Shenzhen) Computor Technology Co., Ltd ("Aoyi")**	462	432
Beijing Shigan Technology Co., Ltd (“Shigan”)**	307	288
Huijukechuang software Co., Ltd. (“Huiju”)	—	2,883
Beijing Linjia Technology Co. Ltd. (“Linjia”)	—	7,208
Beijing Ruijiexingguang Culture media Co. Ltd. (“Ruijie”)	—	2,883
Tianjin Yieryi Technology Co. Ltd. ( “Yieryi”)	—	5,766
DoFun Ltd. (“DoFun”)	—	650
Less: impairment loss on cost method investments	(13,486)	(17,279)

Cost method investments, net	11,600	24,435

Total	41,134	79,760

*	Balances are presented using period-end exchange rate of RMB against USD.
**	Changes between the year of 2015 and 2016 are resulted from currency fluctuation.